Intangible assets - Rollfoward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	$ 18,083	$ 16,329
Additions to and acquisition of intangible assets	3,376	4,103
Amortization expense	(2,309)	(1,579)
Impairment charges (note 27)	(1,200)	(770)
Intangible assets other than goodwill	17,950	18,083
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	66,171	62,068
Additions to and acquisition of intangible assets	3,376	4,103
Amortization expense	0	0
Impairment charges (note 27)	0	0
Intangible assets other than goodwill	69,547	66,171
Accumulated amortisation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill	48,088	45,739
Additions to and acquisition of intangible assets	0	0
Amortization expense	2,309	1,579
Impairment charges (note 27)	1,200	770
Intangible assets other than goodwill	$ 51,597	$ 48,088